Inventories (Details) - Schedule of inventories - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Inventories Abstract
Raw materials	$ 192,702	$ 604,850
Finished goods	588,827	584,747
Provision for inventory	(153,343)	(172,070)
Total inventories, net	$ 628,186	$ 1,017,527